Marketable securities (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Statements [Line Items]
Number of shares received on sale of net smelter return royalty	1,125,000	1,125,000
Sale of marketable securities shares sold		311,800
Proceeds from the sale of marketable securities, net of costs		$ 1,438,980
Realized loss on sale of marketable securities		$ 868,340